Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock-Based Compensation
Schedule of stock based compensation activity

	Series C
			Weighted		Aggregate
			average		intrinsic
	Liberty Braves		remaining		value
	options (000’s)	WAEP	life		(in millions)
Outstanding at January 1, 2023	3,108	$26.17
Granted	3	$37.50
Exercised	(151)	$18.42
Forfeited/Cancelled	(4)	$22.75
Outstanding at June 30, 2023	2,956	$26.59	4.1	years	$39
Exercisable at June 30, 2023	1,356	$25.69	3.9	years	$19

	Series C
			Weighted		Aggregate
			average		intrinsic
	Liberty Braves		remaining		value
	Options (000’s)	WAEP	life		(in millions)
Outstanding at January 1, 2022	3,125	$25.86
Granted	105	$26.20
Exercised	(122)	$18.12
Forfeited/Cancelled	—	$—
Outstanding at December 31, 2022	3,108	$26.17	4.4	years	$19
Exercisable at December 31, 2022	1,493	$24.92	3.9	years	$11